Revenue and Capitalized Contract Costs	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Revenue and Capitalized Contract Costs
Revenue and Capitalized Contract Costs
Customers are typically invoiced for Smart Home Services in advance or at the time the Company delivers the related Smart Home Services. The majority of customers pay at the time of invoice via credit card, debit card or ACH. Deferred revenue relates to the advance consideration received from customers, which precedes the Company’s satisfaction of the associated performance obligation. The Company’s deferred revenues primarily result from customer payments received in advance for recurring monthly monitoring and other Smart Home Services, or other one-time fees, because these performance obligations are satisfied over time.
During the three months ended March 31, 2019 and 2018, the Company recognized revenues of $86.4 million and $59.8 million, respectively, that were included in the deferred revenue balance as of December 31, 2018 and 2017, respectively.
Transaction Price Allocated to the Remaining Performance Obligations
As of March 31, 2019, approximately $2.2 billion of revenue is expected to be recognized from remaining performance obligations for subscription contracts. The Company expects to recognize approximately 63% of the revenue related to these remaining performance obligations over the next 24 months, with the remaining balance recognized over an additional 36 months.
Timing of Revenue Recognition
The Company considers Products, related installation, and its proprietary back-end cloud platform software and services an integrated system that allows the Company’s customers to monitor, control and protect their homes. These Smart Home Services are accounted for as a single performance obligation that is recognized over the customer’s contract term, which is generally three to five years.
Capitalized Contract Costs
Capitalized contract costs generally include commissions, other compensation and related costs paid directly for the generation and installation of new or modified customer contracts, as well as the cost of Products installed in the customer home at the commencement or modification of the contract. The Company defers and amortizes these costs for new or modified subscriber contracts on a straight-line basis over the expected period of benefit of five years.

Revenue and Capitalized Contract Costs
Subscribers are typically invoiced for Smart Home Services monthly in advance or at the time the Company delivers the related Smart Home Services. The majority of subscribers pay at the time of invoice via credit card, debit card or ACH. The Company does not generally record any contract assets. The Company records deferred revenues when cash payments (or other consideration) are received or due in advance of performance of the Company's obligations, including amounts which are refundable.
The increase in the deferred revenue balance during the year ended December 31, 2018 was primarily driven by cash payments received or due in advance of satisfying the Company's performance obligations, offset by $144.1 million of revenues recognized that were included in the deferred revenue balance as of December 31, 2017.
Transaction Price Allocated to the Remaining Performance Obligations
As of December 31, 2018, approximately $2.2 billion of revenue is expected to be recognized from remaining performance obligations for existing subscription contracts over the remaining contract term and excludes the effect of any cancellations. The Company expects to recognize approximately 62.5% of the revenue related to these remaining performance obligations over the next 24 months, with the remaining balance recognized over an additional 36 months.
Financial Statement Impact of Adopting Topic 606
The Company adopted Topic 606 using the modified retrospective method. The cumulative effect of applying the new standard to all contracts with subscribers that were not completed as of January 1, 2018 was recorded as an adjustment to accumulated deficit as of the adoption date. As a result of applying the modified retrospective method to adopt the new revenue guidance, the following cumulative catch-up adjustments were made to select consolidated balance sheet line items as of January 1, 2018 (in thousands):

Consolidated Balance Sheets

	As Reported	Adjustments	Adjusted
	December 31, 2017		January 1, 2018
Assets
Capitalized contract costs, net	$—	$1,020,408	$1,020,408
Subscriber acquisition costs, net	1,308,558	(1,308,558)	—
Long-term notes receivables and other assets, net	88,723	2,713	91,436

Liabilities and Stockholders' Deficit
Accrued expenses and other current liabilities	74,321	10,329	84,650
Deferred revenue	88,337	39,868	128,205
Deferred revenue, net of current portion	264,555	(53,062)	211,493
Deferred income tax liabilities	9,041	(5,641)	3,400
Accumulated deficit	(1,358,571)	(276,931)	(1,635,502)
The following tables compare the select reported consolidated balance sheets, statements of operations and cash flows line items to the amounts had the previous guidance been in effect (in thousands):

Consolidated Balance Sheets

	December 31, 2018
	As Reported	Balances Without Adoption of Topic 606	Effect of Change Higher/(Lower)
Assets
Capitalized contract costs, net	$1,115,775	$—	$1,115,775
Subscriber acquisition costs, net	—	1,518,188	(1,518,188)
Liabilities and Stockholders' Deficit
Accrued expenses and other current liabilities	136,715	126,900	9,815
Deferred revenue	186,953	126,582	60,371
Deferred revenue, net of current portion	323,585	440,474	(116,889)
Deferred income tax liabilities	1,096	8,682	(7,586)
Accumulated deficit	(2,104,097)	(1,754,426)	(349,671)
Accumulated other comprehensive loss	(28,837)	(30,384)	1,547

Consolidated Statements of Operations and Comprehensive Loss

	Year ended December 31, 2018
	As Reported	Balances Without Adoption of Topic 606	Effect of Change Higher/(Lower)
Revenues:
Recurring and other revenue	$1,050,441	$950,661	$99,780
Service and other sales revenue	—	46,177	(46,177)
Activation fees	—	9,705	(9,705)
Total revenues	1,050,441	1,006,543	43,898
Costs and expenses:
Operating expenses	355,813	385,672	(29,859)
Depreciation and amortization	514,082	367,879	146,203
Loss from operations	(242,059)	(169,613)	(72,446)
Income tax (benefit) expense	(1,611)	806	(2,417)
Net loss	(467,914)	(397,885)	(70,029)
Other comprehensive loss, net of tax effects:
Foreign currency translation adjustment	(2,218)	(3,765)	1,547
Total other comprehensive (loss) income	(2,218)	(3,765)	1,547
Comprehensive loss	(470,132)	(401,650)	(68,482)

Consolidated Statements of Cashflows

	Year ended December 31, 2018
	As Reported	Balances Without Adoption of Topic 606	Effect of Change Higher/(Lower)

Cash flows from operating activities:
Net loss	$(467,914)	$(397,885)	$(70,029)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of capitalized contract costs	398,174	—	398,174
Amortization of subscriber acquisition costs	—	251,971	(251,971)
Changes in operating assets and liabilities:
Capitalized contract costs – deferred contract costs	(499,252)	—	(499,252)
Subscriber acquisition costs – deferred contract costs	—	(469,393)	469,393
Accrued expenses and other current liabilities	91,469	93,886	(2,417)
Deferred revenue	172,905	216,803	(43,898)
Net cash used in operating activities	(220,499)	(220,499)	—

Timing of Revenue Recognition
The Company previously recognized certain service and other sales revenue when the Services were provided or when title to Products sold transferred to the subscriber. Revenue from the sale of Products that were not part of the service offering (i.e., those Products sold subsequent to the date of the initial installation) were also generally recognized upon delivery of Products. Under the new standard, the Company considers Products, related installation, and its proprietary back-end cloud platform software and services an integrated system that allows the Company’s subscribers to monitor, control and protect their homes. These Smart Home Services are accounted for as a single performance obligation that is recognized over the subscriber’s contract term. Accordingly, the Company now defers a larger portion of certain Smart Home Services revenue, as prior to the adoption of Topic 606 certain of this revenue was recognized at the time services were provided or upon delivery.
The Company previously amortized deferred revenues related to sales of Products and activation fees on subscriber contracts over the expected life of the customer, which was 15 years using a 240% declining balance method. Under the new standard, revenues related to sales of Products and activation fees are included in the transaction price allocated to the single Smart Home Service performance obligation and recognized straight-line over the subscriber’s contract term, which is generally three to five years.
Capitalized Contract Costs
Capitalized contract costs generally include commissions, other compensation and related costs incurred directly for the generation and installation of new or modified subscriber contracts, as well as the cost of Products installed in the subscriber's home at the commencement or modification of the contract. The Company previously deferred and amortized these costs for new subscriber contracts in the same manner as deferred revenue and generally expensed all costs associated with modified subscriber contracts. Under the new standard, the Company defers and amortizes these costs for new or modified subscriber contracts on a straight-line basis over the expected period of benefit of five years.